Earnings Per Share - Antidilutive Securities Excluded from Computation of EPS Table (Details) shares in Thousands		12 Months Ended
	Apr. 14, 2020	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock split, conversion ratio	0.005
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)		5,000	0	4,000
Convertible debt securities
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)		621,000	729,000	729,000
Restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)		2,000	6,000	4,000
Preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)		290	298,000	298,000